SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Warrants - Common Share Equivalents, Outstanding, Beginning balance	218,868	237,500
Warrants - Weighted Average Exercise price, Beginning balance	$ 1.60	$ 1.60
Warrants exercisable - Common Share Equivalents, Beginning balance	218,868	237,500
Warrants exercisable - Weighted Average Exercise price, Beginning balance	$ 1.60	$ 1.60
Warrants - common Share equivalents, Expired	93,868
Warrants exercisable - common share equivalents, expired	93,868
Warrants weighted average exercise price expired	$ 1.60
Warrants - Common Share Equivalents, Additions	461,806	93,868
Warrants - Common Share Equivalents, Outstanding, ending balance	586,805	218,868
Warrants - Weighted Average Exercise price, ending balance	$ 1.60	$ 1.60
Warrants exercisable - Common Share Equivalents, Ending balance	125,000	218,868
Warrants exercisable - Weighted Average Exercise price, Ending balance	$ 1.60	$ 1.60
Warrants exercisable - Common Share Equivalents, Additions		93,868
Warrants exercisable - Weighted Average Exercise price, Additions		$ 1.60
Warrants - Common Share Equivalents, Exercised		112,500
Warrants exercisable - Common Share Equivalents, Exercised		112,500